EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Common Share
	Year ended December 31,
	2010	2011	2012
Net income attributable to holders of ordinary shares	$67,194,438	$134,454,976	$93,311,649

Weighted average shares outstanding - basic	141,739,261	143,312,424	139,995,702
Potential dilutive shares:
- Stock options	12,074,708	13,047,931	11,126,057
- RSUs	3,528,560	6,341,700	5,051,295
Weighted average shares outstanding - diluted	157,342,529	162,702,055	156,173,054

Income per share - basic	$0.47	$0.94	$0.67
Income per share - diluted	$0.43	$0.83	$0.60